Segments (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended							9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2014
Vessel Revenue	$ 0	$ 17,732	$ 12,608	$ 13,180	$ 5,467	$ 0	$ 0	$ 0	$ 0	$ 48,987
Voyage expenses									0	(3,579)
Vessel operating expenses										(1,600)
Charterhire expense									0	(73,214)
Depreciation and amortization									0	(686)
General and administrative expenses										(31,909)
Gain (Loss) on Disposition of Assets									0	(55,487)
Interest income									341	1,052
Foreign exchange loss									1,135	(43)
Financial expense									(8)	(172)
Net Income (Loss) Attributable to Parent	0	(71,998)	(18,909)	(15,002)	(10,656)	(3,569)	(2,737)	(1)	(6,307)	(116,565)
Capesize [Member]
Vessel Revenue										0
Voyage expenses										0
Vessel operating expenses										0
Charterhire expense										0
Depreciation and amortization										0
General and administrative expenses										(39)
Gain (Loss) on Disposition of Assets										(51,968)
Interest income										0
Foreign exchange loss										0
Financial expense										0
Net Income (Loss) Attributable to Parent										(52,007)
Kamsarmax
Vessel Revenue										38,770
Voyage expenses										(3,505)
Vessel operating expenses										(1,600)
Charterhire expense										(57,909)
Depreciation and amortization										(686)
General and administrative expenses										(251)
Gain (Loss) on Disposition of Assets										(2,934)
Interest income										0
Foreign exchange loss										0
Financial expense										0
Net Income (Loss) Attributable to Parent										(28,115)
Scorpio Ultramax Pool
Vessel Revenue										10,217
Voyage expenses										(74)
Vessel operating expenses										0
Charterhire expense										(15,305)
Depreciation and amortization										0
General and administrative expenses										(26)
Gain (Loss) on Disposition of Assets										0
Interest income										0
Foreign exchange loss										0
Financial expense										0
Net Income (Loss) Attributable to Parent										(5,188)
Corporate Segment [Member]
Vessel Revenue										0
Voyage expenses										0
Vessel operating expenses										0
Charterhire expense										0
Depreciation and amortization										0
General and administrative expenses										(31,593)
Gain (Loss) on Disposition of Assets										(585)
Interest income										1,052
Foreign exchange loss										(43)
Financial expense										(172)
Net Income (Loss) Attributable to Parent										$ (31,255)